Prepaid Expense and Other Receivables and Other Assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid expense and other receivables:
VAT refund receivable	¥ 19,648		¥ 27,646
Rental and other deposits	7,076		9,732
Advances to suppliers	8,696		5,517
Interest receivables	2,514		842
Advances to staff	995	$ 136	383
Prepayment for share repurchase	160		1,016
Loans to a third party	30,005		33,000
Others	173		994
Prepaid expense and other assets before impairment	69,081		79,481
Less: Allowance for doubtful accounts	(910)		(697)
Total prepaid expenses and other receivables	68,171		78,784
Other assets:
Loans to a third party	8,759		0
Advances for procuring long-term assets	222		419
Total	8,981		419
Related Party [Member]
Prepaid expense and other receivables:
Advances to staff	¥ 809		¥ 734